UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                      and
THE INVESTMENT COMPANY ACT OF 1940


The Breezy Point Fund Inc.  (Exact Name of Registrant as Specified in Charter)
4747 Delafield Av, NY, NY, 10471      (Address of Principal Executive Offices)

718-549-3172                                    (Registrants Telephone Number)

William Curtin    4747 Delafield Av    NY, NY  10471
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filing pursuant to paragraph (a)

Calculation of Registration Fee Under the Securities Act of 1933

 Title of Securities    Amount Being   Proposed Max   Proposed Max     Amount of
  being Registered       Registered      Offering      Aggregate       Registra-
                                          Price      Offering Price    tion  Fee
The Breezy Point Fund Inc.                    *
 Common Stock $.01        1,500,000       $5.00        $7,500,000      $2,586.20
   par value

* Estimated for the purpose of determining the amount of the registration fee. This is the actual Net Asset value per share as of the starting date.

The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.

                                     - i -




                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Fund Expenses
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Purchase of Shares - Reinvestment
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements



Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable




                                     - ii -



                          THE BREEZY POINT FUND, INC.
                                 NY, NY  10471
                                  718-549-3172



PROSPECTUS                                                          JULY 8, 1997


The Fund & Investment Objective
The Breezy Point Fund Inc. ("the Fund") is an open-end nondiversified management company that seeks capital appreciation through investing in common stocks. The Fund will invest primarily in out-of-favor domestic companies whose stock prices are depressed because of overall stock market conditions, industry-specific conditions or company-specific conditions believed to be temporary. Investment criteria include, but are not limited to, strong balance sheets, strong market positions, superior and stockholder-friendly management and low stock prices compared with prospects for future cash-flow growth. The fund's fundamental objective is capital appreciation and this goal will not be changed without a shareholder vote. Current income from stock investments will be a subordinate consideration.

Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $1,000 as the minimum initial purchase and $100 for subsequent purchases.

Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated July 8, 1997, and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.





             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of The Breezy Point Fund will incur. The expenses and fees set forth below are for the 1997 fiscal year.

                       Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                   None
             Sales Load Imposed on Reinvested Dividends        None
             Redemption Fees                                   None
             Exchange Fees                                     None
             IRA Trustee Fees                                  None

                     Annualized Fund Operating Expenses:
                   (as a percentage of average net assets)

             Management Fees                                   1.0%
             12b-1 Fees                                        None
             Other Expenses*                                   1.0%
                                 Total Operating Expenses      2.0%

    * Other expenses include audit, bonding and blue sky fees, postage, printing, taxes and miscellaneous. Other expenses are based on amounts for the current fiscal year.

The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. It illustrates the expenses paid on a $1,000 investment over various time periods assuming a) 5% annual rate of return and b) redemption at the end of each time period.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


                1 Year       3 Years      5 Years        10 Years
                  $20          $63          $111            $252

THE FUND
THE BREEZY POINT FUND INC. (also referred to as the "Fund") was incorporated in New York State on March 12, 1997. The Fund's registered office is in New York, NY. Mail may be addressed to 4747 Delafield Av., NY, NY 10471.


OBJECTIVES AND POLICIES
Objective: The Breezy Point Fund Inc. ("the Fund") seeks capital appreciation through investing in common stocks, primarily on the New York Stock Exchange. The Fund will invest chiefly in out-of-favor domestic companies whose stock prices are depressed because of overall stock market conditions, circumstances affecting a particular industry or company-specific conditions believed to be temporary. Investment criteria include, but are not limited to, strong balance sheets, strong market positions, superior and stockholder-friendly management and low stock prices when measured against prospects for future cash-flow growth. The fund's fundamental objective is capital appreciation and this goal
will not be changed without a shareholder vote.   Current income from stock
investments will be a subordinate consideration.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties that affect particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, that there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation. The fund's investment adviser, Bicurt Asset Management, has no previous experience in advising a mutual fund.

Security Selection Criteria: Investment criteria include, but are not limited to, strong balance sheets, strong market positions, superior and stockholder-friendly management and low stock prices compared with prospects for future cash-flow growth.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short-term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be abnormal times, such as war, famine and market collapses, when management deems it advisable to alter the composition of the portfolio from securities to cash. In that event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Nondiversification Policy: The Fund is classified as being nondiversified, which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers, to comport with section (h) of the Funds' investment restrictions. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefo re, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its Federal nontaxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph). The fund's investment adviser, Bicurt Asset Management, will decide when a company meets the investment selection criteria.


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of Federal income tax on
the amounts distributed to shareholders.   To qualify as  a  "regulated
investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long-term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. Long-term gains are those taken on investments owned for at least 18 months and a day. All income realized by the Fund, including short-term capital gains, will be taxable to the share-holder as ordinary income. Short-term gains are those taken on investments owned a year or less. Mid-term gains are those taken on investments owned from a year and a day to 18 months. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per-share net asset value of his shares by the amount of such divi- dends or distributions and, although in effect a return of capital, are subject to Federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with I.R.S. regulations. To avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
The bylaws of the Fund provide the following fundamental investment restrictions: the Fund may not, except by approval of a majority of the voting securities present at a duly called meeting, if the holders (a) of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) of more than 50% of the outstanding voting securities, whichever is less:

(a) Act as underwriter for securities of other issuers.

(b) Borrow money or purchase securities on margin, but may obtain such short-term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.

(c) Sell securities short.

(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.

(e) Invest more than 25% of its assets at the time of purchase in any one industry. The fund will not make any further investment in any given industry if, upon making the proposed investment, 25% or more of the value of the fund's assets would be invested in such industry.

(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real estate or interests therein.

(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(i) Invest in companies for the purpose of acquiring control.

(j) Purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security collectively own more than 5% of such class of securities of such issuer.

(k) Pledge, mortgage or hypothecate any of its assets.

(l) Invest in securities that may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable, that is, that do not have readily available market quotations (ie, illiquid).

(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three year's continuing operation, including the operation of any predecessor.

(n) Issue senior securities.

INVESTMENT ADVISER
Bicurt Asset Management, Inc. is a New York corporation that acts as an Investment Adviser to the Fund. William D. Curtin established the company in January 1997 and is the sole owner, director, and officer of the Investment Adviser and president of the Fund. Mr. Curtin was a stock analyst for the Forbes Investors Advisory Institute, a unit of Forbes Inc., from 1990 through August 1994. He also advised the Forbes employee pension plans. Prior to his work at Forbes, he was an editor in the Bizday section of the New York Times for more than 20 years, where he primarily handled securities market coverage and investment articles. He has also written investing columns for the paper. Mr. Curtin has served as well as a trustee of the Newspaper Guild of New York/New York Times pension plan. He is currently an editor at the New York Times. Mr. Curtin has no previous experience in advising a mutual fund.

On July 7, 1997, Mr. Curtin, the sole initial shareholder of the Fund, approved a Management and Advisory contract with Bicurt Asset Management, Inc., which was
unanimously approved by the Board of Directors on July 7,  1997.   This
Agreement will continue on a year-to-year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, Bicurt Asset Management, Inc. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should b e purchased or disposed. William C urtin, president of Breezy Point Fund, is the portfolio manager primarily responsible for the day-to-day management of the fund's portfolio. Mr. Curtin has no previous experience as a portfolio manager for a mutual fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Bicurt Asset Management, Inc. In the event of its as signment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Bicurt Asset Management, Inc. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is highe r than the fee paid by most other funds. Not wit hstanding, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age, princi-pal occupations and percent of shares outstanding held during the past five years are:
                                                  Occupation       Percent
   Name and Address       Age   Position         Past 5 Years     of  Class

   William D. Curtin*      51   President        Editor             100.00%
   4747 Delafield Av.           Interested       New York Times
   New York, NY  10471          Director         Analyst
                                                 Forbes Inc.
                                     - 5 -


                                                  Occupation       Percent
   Name and Address      Age    Position         Past 5 Years     of  Class

   Eileen A. Curtin*      52    Treasurer &      Nurse                0.00%
   4747 Delafield Av.           Secretary        Wartburg Home
   New York, NY  10471          Wife of          Mt. Vernon, NY
                                President

   Joseph P. Foley        60    Non-Interested   Attorney             0.00%
   7 Mohican Lane               Director         Texaco Inc.
   Irvington, NY                                 White Plains, NY

   John P. Gallagher      56    Non-Interested   Vice President       0.00%
   2 Fulton Walk                Director         & Consultant
   Rockaway Point, NY                            Salomon Inc.
                                                 New York, NY

   Vincent J. Lynch       49    Non-Interested   Litigation           0.00%
   55 Newell Drive              Director         Attorney
   Basking Ridge, NJ                             New York, NY

   William O'Meara        56    Non-Interested   Restauranteur        0.00%
   472 Manchester Road          Director         New York, NY
   Yorktown Heights, NY

   John J. Reilly         43    Non-Interested   Sales Executive      0.00%
   8 Meadow Ridge Road          Director         Steelcase Inc.
   Warwick, NY                                   New York, NY

   Arthur R. Tully        47    Non-Interested   Consulting Engineer  0.00%
   Egberton Road                Director         & Partner
   Campbell Hall, NY                             Land & Tully
                                                 Engineering P.C.
                                                 Goshen, NY


* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Curtin is President and owner of the Fund's Investment Adviser and Mrs. Curtin is secretary and treasurer of the Fund.

The Fund does not compensate its officers and directors affiliated with the In-vestment Adviser except as they may benefit through payment of the Advisory fee. The Fund does not intend to compensate its officers and directors until assets exceed $2,500,000 although they will be reimbursed for their expenses.


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are noncumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: William Curtin, as of the date of this Prospectus, owns all outstanding shares of the Fund.


PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable three business days after the purchase date. Less may be accepted under special circumstances as determined by the fund president, such as (1) gifts to minors and (2) investors who want to start making monthly additions. The Fund will be initially registered in New York and therefore restricted to New York residents at the time of purchase. There will be no solicitation of out of the state of New York potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail, or by phone by calling the fund at 718-549-3172, and are due and payable five business days after the purchase date. The minimum is $100, but less may be accepted under special circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts (I.R.A.) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible I.R.A. contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the I.R.A. are reinvested and are tax-deferred until withdrawals begin. The maximum annual contribution may be increased to $4,000 if you have
a spouse who earns no compensation during the taxable year.   A separate and
independent Spousal I.R.A. must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury regulations. This Statement describes the general provisions of the I.R.A. and is forwarded to all prospective I.R.A.'s. There is no charge to open and maintain a Breezy Point Fund I.R.A.. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All I.R.A.'s may be revoked within 7 days of their establishment with no penalty.


PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christ-mas & New Year's Day. The price is determined by dividing the value of its se-curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required. Shares will be redeemed via telephone if the shareholder has indicated in writing that he agrees to this or if the shareholder is known to management. There will be no charge for redemptions. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for Federal income tax purposes.

Payment by the Fund will be made within three business days after tender. For shares purchased by a check that has not cleared, payment for redeemed shares will be made either within ten days or on the date the check clears, whichever is sooner. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is
restricted as determined by the Securities and Exchange Commission   or  when
the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash. However, the Fund reserves the right to make payments in kind.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at no more than quoted asked prices with normal discount brokerage fees. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President, who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, may furnish statistical or other f actual information and services that appear helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports or other forms of assistance to the Fund. No effort will be made in any given circunstance to determine the value of these services or the amount they might have reduced Adviser expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with Fund officers or the Adviser on a monthly basis initially and, after the first year of operation at least semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an In-vestment Adviser to provide investment advice. (See Investment Adviser, pg. 5). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.


CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unau-dited financial statements.


AUDITORS
Landsburg, Platt, Raschiatore & Dalton, Certified Public Accountants, Philadel-phia, PA. have been selected as the independent accountant and auditor of the Fund. Landsburg, Platt, Raschiatore and Dalton has no direct or indirect finan-cial interest in the Fund or the Adviser.


LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.

                          SHARE PURCHASE APPLICATION


A)  Please fill out one of the following four types of accounts:

    1) ** Individual Accounts **

   ______________________  __  _____________________      ______________________
           First Name      MI       Last Name             Social Security Number

    2) ** Joint Accounts **

   ______________________  __  _____________________      ______________________
          First Name       MI        Last Name            Social Security Number

   ______________________  __  _____________________      ______________________
          First Name       MI        Last Name            Social Security Number

    3) ** Custodial Accounts **

   ______________________  __  ______________________
   Custodian's First Name  MI   Custodian's Last Name

   ______________________  __  ______________________     ______________________
     Minor's First Name    MI     Minor's Last Name       Minor's Social Sec Num

    4) ** All Other Accounts **

   __________________________________________________     ______________________
                     Name of Account                      Tax Identification Num

   __________________________________________________
          (Use this second line if you need it)


B) Biographical and other information about the new account:

   Number & Street _____________________________________________________________

   City_______________________________   St_____   Zip__________________________

   Citizen of__________________   Home Phone____________   Bus Phone____________


Dividend Direction:   Reinvest all distributions_________  Pay in Cash__________


Signature of Owner, Trustee or Custodian:    ___________________________________

Signature of Joint Owner (if joint account): ___________________________________


           Please make check payable to:     THE BREEZY POINT FUND, INC.

Amount of Investment Attached  $______________ (Minimum initial purchase $1,000)


   All applications are accepted in New York and under New York laws.

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER


Name as shown on account (if joint account, give name corresponding to TIN)

_________________________________________________


Street Address

_________________________________________________


City, State & Zip Code

_________________________________________________







Part 1.-  Taxpayer Identification Number            Part 2. - Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the  provisions  of  section
                                                    3406(a) (1) (C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________







Certification - Under the penality  of perjury, I certify  that the  information provided on this form is true, correct and complete.



Signature ___________________________________       Date _______________________

         INVESTMENT ADVISER                              PROSPECTUS
    BICURT ASSET MANAGEMENT, INC.                THE BREEZY POINT FUND INC.
         4747 Delafield Av.                          4747 Delafield Av.
        New York, NY  10471                         New York, NY  10471

                                                        718-549-3172


                                                         July 8, 1997
          TABLE OF CONTENTS

Fund Expenses ...................... 2      The Fund seeks capital appreciation
The Fund ........................... 3      through investing in common stocks.
Objective and Policies ............. 3      Current income from stock invest-
  Objective ........................ 3      ments will be a subordinate con-
  Risk Assessment .................. 3      sideration.
  Security Selection Criteria ...... 3
  Portfolio Turnover Policy ........ 3
  Nondiversification Policy ........ 3
Tax Status ......................... 3
Investment Restrictions ............ 4
Investment Adviser ................. 5
Officers & Directors of the Fund ... 5
Capitalization ..................... 6
  Description of Common Stock ...... 6
  Voting Rights .................... 6
  Major Shareholders ............... 6
Purchase of Shares - Reinvestments . 6
  Initial Investments .............. 7
  Subsequent Purchases ............. 7
  Reinvestments .................... 7
  Fractional Shares ................ 7
Retirement Plans ................... 7
  I.R.A. ........................... 7
Pricing of Shares .................. 7
Redemption of Shares ............... 8
Brokerage .......................... 8
Management of the Fund ............. 9
Custodian and Transfer Agent ....... 9
Reports to Shareholders ............ 9
Auditors ........................... 9
Litigation ......................... 9
Additional Information ............. 9
Share Purchase Application ........ 10
W-9 Application Form .............. 11

                          THE BREEZY POING FUND INC.
                               4747 Delafield Av.
                              New York, NY  10471
                                  718-549-3172




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                               July 8, 1997


This Statement is not a prospectus, but should  be read in conjunction with  the
Fund's  current  prospectus  dated  July 8, 1997.   To obtain the Prospectus,
please write the Fund or call the telephone number shown above.


                               TABLE OF CONTENTS
                  The Fund ................................ 2
                  Objectives & Policies ................... 2
                       Objectives ......................... 2
                       Security Selection Criteria ........ 2
                       Portfolio Turnover Policy .......... 2
                       Nondiversification Policy .......... 2
                  Tax Status .............................. 2
                  Investment Restrictions ................. 3
                  Investment Adviser ...................... 4
                  Officers and Directors of the Fund ...... 4
                  Capitalization .......................... 5
                       Description of Common Stock ........ 5
                       Voting Rights ...................... 5
                       Major Shareholders ................. 5
                  Purchase of Shares - Reinvestment ....... 5
                       Initial Investments ................ 6
                       Subsequent Purchases ............... 6
                       Reinvestments ...................... 6
                       Fractional Shares .................. 6
                  Retirement Plans ........................ 6
                       I.R.A. ............................. 6
                  Redemption of Shares .................... 6
                  Brokerage ............................... 7
                  Auditor's Report ........................ 8
                  Statement of Assets & Liabilities ....... 9
                  Statement of Investments in Securities .. 9
                  Statement of Operations .................10
                  Statement of Changes in Net Assets ......10
                  Notes to Financial Statements ...........10
                  Supplemental Data .......................12

THE FUND
THE BREEZY POINT FUND, INC. (also referred to as the "Fund") was incorporated in New York State on March 12, 1997. The Fund's registered office is in New York,
NY: mail may be addressed to 4747 Delafield Av., NY, NY 10471.


OBJECTIVES AND POLICIES
Objective: The Breezy Point Fund Inc. ("the Fund") is an open-end nondiversified management company that seeks capital appreciation through investing in common stocks of companies listed primarily on the New York Stock Exchange. The Fund will invest primarily in out-of-favor domestic companies whose stock prices are depressed because of overall stock market conditions, industry-specific conditions or company-specific conditions believed to be temporary. Investment criteria include, but are not limited to, strong balance sheets, strong market positions, superior and stockholder-friendly management and low stock prices compared with prospects for future cash-flow growth. The fund's fundamental objective is capital appreciation and this goal will not be changed without a shareholder vote. Current income from stock investments will be a subordinate consideration.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties that affect particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, that there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation. The fund's investment adviser, Bicurt Asset Management, has no previous experience in advising a mutual fund.

Security Selection Criteria: Investment criteria include, but are not limited to, strong balance sheets, strong market positions, superior and stockholder-friendly management and low stock prices compared with prospects for future cash-flow growth.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be abnormal times, such as war, famine and market collapses, when management deems it advisable to alter the composition of the portfolio from securities to cash. In that event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Nondiversification Policy: The Fund is classified as being nondiversified, which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers, to comport with section (h) of the Funds' investment restrictions. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefo re, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its Federal nontaxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph). The fund's investment adviser, Bicurt Asset Management, will decide when a company meets the investment selection criteria.


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of Federal income tax on
the amounts distributed to shareholders.   To qualify as  a  "regulated
investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long-term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. Long-term gains are those taken on investments owned for at least 18 months and a day. All income realized by the Fund, including short-term capital gains, will be taxable to the share-holder as ordinary income. Short-term gains are those taken on investments owned a year or less. Mid-term gains are those taken on investments owned from a year and a day to 18 months. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per-share net asset value of his shares by the amount of such divi- dends or distributions and, although in effect a return of capital, are subject to Federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with I.R.S. regulations. To avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
The bylaws of the Fund provide the following fundamental investment restrictions: the Fund may not, except by approval of a majority of the voting securities present at a duly called meeting, if the holders (a) of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) of more than 50% of the outstanding voting securities, whichever is less:

(a) Act as underwriter for securities of other issuers.

(b) Borrow money or purchase securities on margin, but may obtain such short-term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.

(c) Sell securities short.

(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.

(e) Invest more than 25% of its assets at the time of purchase in any one industry. The fund will not make any further investment in any given industry if, upon making the proposed investment, 25% or more of the value of the fund's assets would be invested in such industry.

(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real estate or interests therein.

(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(i) Invest in companies for the purpose of acquiring control.

(j) Purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security collectively own more than 5% of such class of securities of such issuer.

(k) Pledge, mortgage or hypothecate any of its assets.

(l) Invest in securities that may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable, that is, that do not have readily available market quotations (ie, illiquid).

(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three year's continuing operation, including the operation of any predecessor.

(n) Issue senior securities.

INVESTMENT ADVISER
Bicurt Asset Management, Inc. is a New York corporation that acts as an Investment Adviser to the Fund. William D. Curtin established the company in January 1997 and is the sole owner, director and officer of the Investment Adviser and president of the Fund. Mr. Curtin was a stock analyst for the Forbes Investors Advisory Institute, a unit of Forbes Inc., from 1990 through August 1994. He also advised the Forbes employee pension plans. Prior to his work at Forbes, he was an editor in the Bizday section of The New York Times for more than 20 years, where he primarily handled securities market coverage and investment articles. He has also written investing columns for the paper. Mr. Curtin has served as well as a trustee of the Newspaper Guild of New York/New York Times pension plan. He is currently an editor at The New York Times. Mr. Curtin has no previous experience in advising a mutual fund.

On July 7, 1997, Mr. Curtin, the sole initial shareholder of the Fund, approved a Management and Advisory contract with Bicurt Asset Management, Inc., which was
unanimously approved by the Board of Directors on July 7, 1997.   This Agreement
will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, Bicurt Asset Management, Inc. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should b e purchased or disposed. William Curtin, president of Breezy Point Fund, is the portfolio manager primarily responsible for the day-to-day management of the fund's portfolio. Mr. Curtin has no previous experience as a portfolio manager for a mutual fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Bicurt Asset Management, Inc. In the event of its ass ignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Bicurt Asset Management, Inc. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is highe r than the fee paid by most other funds. Not with standing, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age, princi-pal occupations and percent of shares outstanding held during the past five years are:
                                                  Occupation       Percent
   Name and Address       Age   Position         Past 5 Years     of  Class

   William D. Curtin*      51   President        Editor             100.00%
   4747 Delafield Av.           Interested       New York Times
   New York, NY  10471          Director         Analyst
                                                 Forbes Inc.
                                     - 4 -


                                                  Occupation       Percent
   Name and Address      Age    Position         Past 5 Years     of  Class

   Eileen A. Curtin*      52    Treasurer &      Nurse                0.00%
   4747 Delafield Av.           Secretary        Wartburg Home
   New York, NY  10471          Wife of          Mt. Vernon, NY
                                President

   Joseph P. Foley        60    Non-Interested   Attorney             0.00%
   7 Mohican Lane               Director         Texaco Inc.
   Irvington, NY                                 White Plains, NY

   John P. Gallagher      56    Non-Interested   Vice President       0.00%
   2 Fulton Walk                Director         & Consultant
   Rockaway Point, NY                            Salomon Inc.
                                                 New York, NY

   Vincent J. Lynch       49    Non-Interested   Litigation           0.00%
   55 Newell Drive              Director         Attorney
   Basking Ridge, NJ                             New York, NY

   William O'Meara        56    Non-Interested   Restauranteur        0.00%
   472 Manchester Road          Director         New York, NY
   Yorktown Heights, NY

   John J. Reilly         43    Non-Interested   Sales Executive      0.00%
   8 Meadow Ridge Road          Director         Steelcase Inc.
   Warwick, NY                                   New York, NY

   Arthur R. Tully        47    Non-Interested   Consulting Engineer  0.00%
   Egberton Road                Director         & Partner
   Campbell Hall, NY                             Land & Tully
                                                 Engineering P.C.
                                                 Goshen, NY

* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Curtin is President and owner of the Fund's Investment Adviser and Mrs. Curtin is secretary and treasurer of the Fund.

The Fund does not compensate its officers and directors affiliated with the In-vestment Adviser except as they may benefit through payment of the Advisory fee. The Fund does not intend to compensate its officers and directors until assets exceed $2,500,000 although they will be reimbursed for their expenses.


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are noncumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: William Curtin, as of the date of this Prospectus, owns all outstanding shares of the Fund.


PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable three business days after the purchase date. Less may be accepted under special circumstances as determined by the fund president, such as (1) gifts to minors and (2) investors who want to start making monthly add itions. The Fund will be initially registered in New York and therefore restricted to New York residents at the time of purchase. There will be no solicitation of out of the state of New York potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail, or by phone by calling the fund at 718-549-3172, and are due and payable five business days after the purchase date. The minimum is $100, but less may be accepted under special circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts (I.R.A.) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible I.R.A. contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the I.R.A. are reinvested and are tax-deferred until withdrawals begin. The maximum annual contribution may be increased to $4,000 if you have
a spouse who earns no compensation during the taxable year.   A separate and
independent Spousal I.R.A. must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury regulations. This Statement describes the general provisions of the I.R.A. and is forwarded to all prospective I.R.A.'s. There is no charge to open and maintain a Breezy Point Fund I.R.A.. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All I.R.A.'s may be revoked within 7 days of their establishment with no penalty.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required. Shares will be redeemed via telephone if the shareholder has indicated in writing that he agrees to this or if the shareholder is known to management. There will be no charge for redemptions. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for Federal income tax purposes.

Payment by the Fund will be made within three business days after tender. For shares purchased by a check that has not cleared, payment for redeemed shares will be made either within ten days or on the date the check clears, whichever is sooner. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securit ies and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash. However, the Fund reserves the right to make payments in kind.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at no more than quoted asked prices with normal discount brokerage fees. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President, who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, may furnish statistical or other factual information and services that appear helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports or other forms of assistance to the Fund. No effort will be made in any given circunstance to determine the value of these services or the amount they might have reduced Adviser expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with Fund officers or the Adviser on a monthly basis initially and, after the first year of operation at least semiannually.

                          Independent Auditor's Report

The independent auditor's report will be added to the definitive copy. The auditors will be Landsburg Platt Raschiatore & Dalton, 117 South 17th Street 13th Floor, Philadelphia, PA 19103. They can be reached at (215) 561-6633.









                                     - 12 -



                            FORM N-1A
                    PART C - OTHER INFORMATION


       Contents                                    Page #

1.  Financial Statements & Exhibits                   1

2.  Control Persons                                   1

3.  Number of Shareholders                            1

4.  Indemnification                                   1

5.  Activities of Investment Adviser                  1

6.  Principal Underwriters                            1

7.  Location of Accounts & Records                    2

8.  Management Services                               2

9.  Distribution Expenses                             2

10. Undertakings                                      2

11. Auditor's Consent                                 3

12. Signatures                                        4



Exhibits

  Certificate of Incorporation                        3.1

  By-Laws                                             3.2

  Investment Advisory Contract                       10.1

  Reimbursement Agreements - Officers/Directors      10.2

  Opinion of Counsel Concerning Fund Securities      99.1


















                                     - i -



1. a. Financial Statements - Financial statements are presented in Part B. These include:
       Statement of Assets & Liabilities
       Notes to Financial Statements

   An undertaking to file a post-effective amendment, using financial statements which need not be certified, will be furnished within four to six months from the effective date of Registrant's 1933 Act Registration Statement.


   b. Exhibits - All exhibits believed to be applicable to this filing include:

      ( 3.1)   Certificate of Incorporation
      ( 3.2)   By-Laws
      (10.1)   Investment Advisory Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors
      (99.1)   Opinion of Counsel Concerning Fund Securities

2.    Control Persons - Not applicable

3. Number of Shareholders - There is one shareholder of The Breezy Point Fund Inc. as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - Bicurt Asset Management's activity at the present time is performance on its Investment Advisory Contract currently effective with the Breezy Point Fund Inc. William Curtin is the owner, officer and director of Bicurt Asset Management Inc.

6.    Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All fund records are held at corporate headquarters at 4747 Delafield Av, New York, NY, 10471, with the ex-ception of security certifications, which are in a safe deposit box at the Chase Manhattan Bank, 5656 Riverdale Av, New York, NY 10471.

8.    Not applicable

9.    Distribution Expenses - The fund currently bears no distribution expenses.

10.   Not applicable


                                     - 2 -






































                                     - 3 -



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, THE BREEZY POINT FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 7th day of July, 1997.


                                            THE BREEZY POINT FUND, INC.


                                                  William D. Curtin
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date




William D. Curtin          President, CEO and Director               7-07-97



Eileen A. Curtin           Treasurer and Secretary                   7-07-97



Joseph P. Foley            Director                                  7-07-97



John P. Gallagher          Director                                  7-07-97



Vincent J. Lynch           Director                                  7-07-97



William O'Meara            Director                                  7-07-97



John J. Reilly             Director                                  7-07-97



Arthur R. Tully            Director                                  7-07-97





















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